Loans Receivable - Unpaid Principal Balance of Residential and Consumer Loans Based on Accrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Mar. 31, 2013
Financing Receivable, Impaired [Line Items]
Non-Accrual	$ 42,167		$ 68,497		$ 118,790
Total	1,569,893		1,621,554		1,763,196
Residential
Financing Receivable, Impaired [Line Items]
Total	533,330		529,777		547,720
Residential and Consumer Loans Based on Accrual Status
Financing Receivable, Impaired [Line Items]
Accrual	875,457	[1]	880,174		923,931
Non-Accrual	7,798		17,434		37,748
Total	883,255		897,608		961,679
Residential and Consumer Loans Based on Accrual Status | Residential
Financing Receivable, Impaired [Line Items]
Accrual	527,283	[1]	515,373		514,613
Non-Accrual	6,047		14,404		33,107
Total	533,330		529,777		547,720
Residential and Consumer Loans Based on Accrual Status | Education
Financing Receivable, Impaired [Line Items]
Accrual	118,091	[1],[2]	129,244	[2]	166,005	[2]
Non-Accrual	209	[2]	276	[2]	424	[2]
Total	118,300	[2]	129,520	[2]	166,429	[2]
Residential and Consumer Loans Based on Accrual Status | Other consumer
Financing Receivable, Impaired [Line Items]
Accrual	230,083	[1]	235,557		243,313
Non-Accrual	1,542		2,754		4,217
Total	$ 231,625		$ 238,311		$ 247,530

[1]	Accrual residential and consumer loans includes substandard rated loans including TDR-accrual.
[2]	Non-accrual education loans represent the portion of these loans 90+ days past due that are not covered by a guarantee provided by government agencies that is limited to approximately 97% of the outstanding balance.